PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Electronic equipment and others	17,815	18,600	2,697
Less: accumulated depreciation	(5,529)	(9,395)	(1,362)
Property and equipment, net	12,286	9,205	1,335